Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of Compensation to Individuals Employed by Company
Compensation to key management personnel and interested parties that are employed by, or provide consulting services to, the Company:

	Year ended December 31
	2022		2021		2020
	Number of		Number of		Number of
	People	Amount	People	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Short-term employee
Benefits	3	994	3	763	3	880
Post-employment
Benefits	2	72	2	61	2	62
Share-based payments	3	69	3	68	1	-

Schedule of Compensation to Individuals not Employed by Company
Compensation to directors (excluding compensation paid under the Management Agreement):

	Year ended December 31
	2022		2021		2020
	Number of		Number of		Number of
	people	Amount	people	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to directors not employed by the Company	4	90	4	72	3	63
Share-based payments	4	36	4	10	3	34

Schedule of Debts and Loans to Related and Interested Parties
C.	Debts and loans to related and interested parties

					Interest income recognized in statement of
	The terms of the loan		Balance as at December 31		income for the year ended December 31
	Interest	Linkage
	rate	base	2022	2021	2022	2021	2020
	%		€ thousands
Dori Energy	8.1 (*)	NIS+ Israeli CPI	2,665	8,495	1,398	821	620

(*)	See Note 6A regarding the conversion of approximately NIS 46,933 thousand of the shareholders loans (of which the Company’s portion is approximately NIS 23,467 thousand) to capital notes.